RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2024
Receivables, net [Abstract]
Schedule of Non-Current Receivables

	As of December 31,
	2024	2023

Receivables with related parties (Notes 26 and 14 (a))	147,285	135,124
Employee advances and loans	25,299	28,812
Advances to suppliers for the purchase of property, plant and equipment	218,503	181,962
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 26)	131,365	123,599
Other tax credits	237,530	356,687
Judicial deposits and other receivables	165,667	178,602
Others	35,649	68,459

Receivables, net – Non-current	961,298	1,073,245

Schedule of Current Receivables

	As of December 31,
	2024	2023

Value added tax	491,981	508,318
Income tax credits	129,713	486,470
Other tax credits	151,965	41,909
Employee advances and loans	9,049	12,592
Advances to suppliers	40,593	39,288
Advances to suppliers with related parties (Note 26)	2,844	3,166
Expenses paid in advance	33,235	28,207
Government tax refunds on exports	2,486	4,120
Receivables with related parties (Note 26)	13,389	11,387
Others	27,184	37,407

Receivables, net – Current	902,439	1,172,864